N-2	Nov. 02, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001278752
Amendment Flag	false
Securities Act File Number	814-00646
Document Type	8-K
Entity Registrant Name	MidCap Financial Investment Corporation
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On November 2, 2023 (the “Closing Date”), MidCap Financial Investment Corporation (the “Company”) completed a $402,360,000 term debt securitization (the “2023 Debt Securitization”).
Long Term Debt, Principal	$ 402,360,000
Long Term Debt, Structuring [Text Block]
The notes offered in the 2023 Debt Securitization consist of $232,000,000 of AAA(sf)
Class A-1
Senior Secured Floating Rate Notes due 2035, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 2.40% (the
“Class A-1
Notes”); $16,000,000 of AAA(sf)
Class A-2
Senior Secured Floating Rate Notes due 2035, which bear interest at the three-month SOFR plus 2.90% (the
“Class A-2
Notes” and together with the
Class A-1
Notes the “Secured Notes”). Additionally, on the Closing Date, the Issuer will issue $154,360,000 of Subordinated Notes due 2135 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes”.
The 2023 Debt Securitization is backed by a diversified portfolio of middle-market commercial loans. The Debt is scheduled to mature on October 23, 2035; however the Notes may be redeemed by the Issuer, at the direction of MFIC Bethesda CLO 1 Depositor LLC (“CLO Retention Holder”), a wholly-owned, consolidated subsidiary of the Company, as owner of a Majority of the Subordinated Notes, on any business day after October 23, 2025. The CLO Retention Holder acts as retention holder in connection with the 2023 Debt Securitization for the purposes of satisfying certain U.S. regulations requiring sponsors of securitization transactions to retain exposure to the performance of the securitized assets and as such is required to retain a portion of the Subordinated Notes. The Company, through the CLO Retention Holder, has retained 100% of the
Class A-2
Notes and the Subordinated Notes issued in the 2023 Debt Securitization.

Long Term Debt, Dividends and Covenants [Text Block]
The CLO Issuer intends to use the proceeds from the 2023 Debt Securitization to, among other things, purchase certain loans (“Collateral Obligations”) on the Closing Date from the Company pursuant to a master loan sale agreement entered into on the Closing Date (the “Loan Sale Agreement”) among the Company, the CLO Retention Holder and the CLO Issuer. Under the terms of the Loan Sale Agreement that provided for the sale of Collateral Obligations to the CLO Issuer, the Company transferred to the CLO Retention Holder, and the CLO Retention Holder transferred to the CLO Issuer, a portion of its ownership interest in the Collateral Obligations securing the 2023 Debt Securitization for the purchase price and other consideration set forth in the Loan Sale Agreement. Following these transfers, CLO Issuer, and not the Retention Holder or the Company, holds all of the ownership interest in such loans and participations. The Company made customary representations, warranties and covenants in the Loan Sale Agreement.
The Secured Notes are the secured obligation of the CLO Issuer, the Subordinated Notes are the unsecured obligations of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.